FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01700
                                                     ---------

                     FRANKLIN GOLD AND PRECIOUS METALS FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 4/30/10
                          ---------



Item 1. Schedule of Investments.



FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2010 (UNAUDITED)

                                                                                         SHARES/
                                                                     COUNTRY            WARRANTS           VALUE
                                                                 ----------------   ---------------   ----------------
         COMMON STOCKS AND OTHER EQUITY INTERESTS 98.1%
         GOLD AND DIVERSIFIED RESOURCES 1.3%
(a)      OZ Minerals Ltd.                                           Australia             5,882,655   $      6,279,107
(a)      Panaust Ltd.                                               Australia            30,600,000         14,563,680
(a,b)    Panaust Ltd., 144A                                         Australia            11,600,000          5,520,872
         Royal Gold Inc.                                          United States             180,000          9,212,400
                                                                                                      ----------------
                                                                                                            35,576,059
                                                                                                      ----------------
         GOLD EXPLORATION AND DEVELOPMENT 20.7%
(a,c)    Anatolia Minerals Development Ltd.                          Canada               6,149,700         28,489,316
(a,b,c)  Anatolia Minerals Development Ltd., 144A                    Canada               1,500,000          6,948,953
(a)      Andean Resources Ltd.                                      Australia               500,000          1,514,704
(a,b)    Andean Resources Ltd., 144A                                Australia             3,000,000          9,088,227
(a)      Banro Corp. (CAD traded)                                    Canada               2,457,000          5,509,944
(a)      Banro Corp. (USD traded)                                    Canada               2,400,000          5,376,000
(a)      Banro Corp., wts., 9/17/11                                  Canada                 600,000            348,000
         Bendigo Mining Ltd.                                        Australia            18,648,795          4,394,742
(a)      Brett Resources Inc.                                        Canada                 101,000            364,582
(a,b)    Brett Resources Inc., 144A                                  Canada               2,000,000          7,219,435
(a,c)    Chalice Gold Mines Ltd.                                    Australia             2,500,000          1,155,188
(a,b,c)  Chalice Gold Mines Ltd., 144A                              Australia            12,550,000          5,799,041
(a)      Colossus Minerals Inc.                                      Canada               1,816,500         14,078,902
(a,b)    Colossus Minerals Inc., 144A                                Canada                 900,000          6,975,509
(a)      East Asia Minerals Corp.                                    Canada               1,279,500          9,652,567
(a,b)    G-Resources Group Ltd., 144A                               Hong Kong           120,000,000          7,290,118
(a,b)    Gleichen Resources Ltd., 144A                               Canada              10,000,000         11,802,892
(a,b)    Gleichen Resources Ltd., wts., 144A, 11/12/11               Canada               3,750,000          1,346,267
(a)      Great Basin Gold Ltd.                                       Canada              12,000,000         22,779,581
(a)      Great Basin Gold Ltd., wts., 10/15/10                       Canada               6,000,000          2,508,115
(a,c)    Guyana Goldfields Inc.                                      Canada               4,107,600         28,442,514
(a,b,c)  Guyana Goldfields Inc., 144A                                Canada               1,400,000          9,694,108
(a,c,d)  Guyana Goldfields Inc., wts., 144A, 6/10/12                 Canada                 500,000          1,628,096
(a)      Imperial Metals Corp.                                       Canada                 431,900          8,377,169
(a)      International Minerals Corp.                                Canada                 700,000          2,857,283
(a)      Ivanhoe Australia Ltd.                                     Australia             6,290,866         22,092,075
(a)      Ivanhoe Mines Ltd. (CAD traded)                             Canada                 738,500         11,745,397
(a)      Ivanhoe Mines Ltd. (USD traded)                             Canada               1,850,000         29,267,000
(a,b)    Ivanhoe Mines Ltd.,144A                                     Canada                 553,800          8,807,855
(a)      MAG Silver Corp.                                            Canada               1,200,000          9,147,241
(a)      Nautilus Minerals Inc.                                      Canada               3,565,000          6,521,983
(a,b)    Nautilus Minerals Inc., 144A                                Canada               1,278,000          2,338,035
(a,c)    Nevsun Resources Ltd.                                       Canada               9,827,000         28,996,754
(a,c,d)  Nevsun Resources Ltd., 144A                                 Canada              14,000,000         40,277,368
(a,b,c)  Nevsun Resources Ltd., 144A                                 Canada               4,500,000         13,278,253
(a)      Osisko Mining Corp.                                         Canada               3,010,800         31,834,465
(a,b)    Osisko Mining Corp., 144A                                   Canada               6,021,400         63,666,814
(a,c)    Romarco Minerals Inc.                                       Canada              15,631,700         32,902,368
(a,b,c)  Romarco Minerals Inc., 144A                                 Canada               9,800,000         20,627,520
(a,c,d)  Romarco Minerals Inc., wts., 144A, 3/03/11                  Canada               4,000,000          6,098,200
(a)      Sandfire Resources NL                                      Australia             5,778,195         19,223,708
(a,b)    Sandfire Resources NL, 144A                                Australia               598,300          1,990,508
                                                                                                      ----------------
                                                                                                           552,456,797
                                                                                                      ----------------
LONG LIFE GOLD MINES 52.9%
(a)      African Barrick Gold Ltd.                               United Kingdom           5,631,400         50,948,896
         Agnico-Eagle Mines Ltd.                                     Canada                 720,000         45,475,200
         Alamos Gold Inc.                                            Canada               1,486,900         22,068,773
(b)      Alamos Gold Inc., 144A                                      Canada                 400,000          5,936,855
(a)      Anglo Platinum Ltd.                                      South Africa              874,656         95,781,517
         AngloGold Ashanti Ltd., ADR                              South Africa            3,094,723        129,545,105
         Barrick Gold Corp.                                          Canada               2,726,283        118,729,625
(a)      Centamin Egypt Ltd.                                        Australia            10,500,000         22,100,915
(a,b)    Centamin Egypt Ltd., 144A                                  Australia            24,945,200         52,505,880
(a)      Centerra Gold Inc.                                          Canada               3,821,100         42,882,611
(a,b)    Centerra Gold Inc., 144A                                    Canada               5,418,400         60,808,443

    Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN GOLD AND PRECIOUS METALS FUND

(a,c)    CGA Mining Ltd.                                             Australia           10,724,000   $     23,310,750
(a,c,d)  CGA Mining Ltd., 144A                                       Australia            8,850,000         18,291,151
(a,b,c)  CGA Mining Ltd., 144A                                       Australia            3,750,000          8,151,372
         Gold Fields Ltd.                                          South Africa             697,191          9,305,939
         Gold Fields Ltd., ADR                                     South Africa           2,954,528         39,708,856
         Goldcorp Inc. (CAD traded)                                   Canada              1,260,625         54,444,815
         Goldcorp Inc. (USD traded)                                   Canada              1,464,865         63,326,114
(a)      Goldcorp Inc., wts., 6/09/11                                 Canada                  9,125             53,222
         Harmony Gold Mining Co. Ltd.                              South Africa             652,140          6,359,975
         Kingsgate Consolidated Ltd.                                 Australia            1,421,665         11,285,815
         Kinross Gold Corp.                                           Canada              3,678,012         70,181,403
         Lihir Gold Ltd.                                         Papua New Guinea        16,947,142         59,671,083
(a)      Mineral Deposits Ltd.                                       Australia            8,696,185          7,715,116
         Newcrest Mining Ltd.                                        Australia            4,540,928        138,862,142
         Newmont Mining Corp.                                      United States          1,235,614         69,293,233
         Randgold Resources Ltd., ADR                             United Kingdom          2,001,400        168,597,936
(a)      Red Back Mining Inc.                                         Canada                319,900          8,394,740
(a)      SEMAFO Inc.                                                  Canada              1,475,000          9,401,003
                                                                                                      ----------------
                                                                                                         1,413,138,485
                                                                                                      ----------------
MEDIUM LIFE GOLD MINES 11.6%

(a,c)    Allied Gold Ltd. (AUD traded)                               Australia           10,986,059          3,959,579
(a,c)    Allied Gold Ltd. (CAD traded)                               Australia            2,220,680            786,313
(a,c)    Allied Gold Ltd. (GBP traded)                               Australia            6,769,814          2,381,597
(a,b,c)  Allied Gold Ltd., 144A                                      Australia           45,000,000         15,933,904
(a,b)    Aurizon Mines Ltd., 144A                                     Canada              1,000,000          5,694,895
         Compania de Minas Buenaventura SA                             Peru                 201,186          6,679,107
         Compania de Minas Buenaventura SA, ADR                        Peru               1,122,972         36,934,549
(a)      Eldorado Gold Corp.                                          Canada              2,595,000         39,817,055
(a)      Eldorado Gold Corp., IDR                                     Canada              2,117,500         32,308,215
(a)      Gammon Gold Inc.                                             Canada              2,064,500         15,351,254
(a)      Golden Star Resources Ltd.                                   Canada              1,600,000          7,254,844
         IAMGOLD Corp. (CAD traded)                                   Canada              1,072,000         19,168,841
         IAMGOLD Corp. (USD traded)                                   Canada              1,560,000         27,877,200
(a,b)    Jinshan Gold Mines Inc., 144A                                Canada              1,495,000          8,219,780
(a)      New Gold Inc.                                                Canada              1,700,000          9,948,854
(a,b)    Real Gold Mining Ltd., 144A                                 Hong Kong            2,207,000          3,524,696
(a,c)    St. Barbara Ltd.                                            Australia           83,461,382         21,210,980
(a,b,c)  St. Barbara Ltd., 144A                                      Australia           33,536,676          8,523,053
         Yamana Gold Inc.                                             Canada              1,829,193         19,952,543
(b)      Yamana Gold Inc., 144A                                       Canada              2,300,000         25,088,030
                                                                                                      ----------------
                                                                                                           310,615,289
                                                                                                      ----------------
PLATINUM & PALLADIUM 8.6%

         Aquarius Platinum Ltd.                                    South Africa           2,800,000         18,655,614
(a)      Eastern Platinum Ltd.                                        Canada             23,783,024         33,685,015
         Impala Platinum Holdings Ltd.                             South Africa           3,150,000         89,817,395
         Impala Platinum Holdings Ltd., ADR                        South Africa           1,542,400         43,804,160
(a)      Lonmin PLC                                               United Kingdom            360,000         10,467,628
(a)      Mvelaphanda Resources Ltd.                                South Africa           2,650,000         18,388,340
(a,c)    Platinum Group Metals Ltd.                                   Canada              3,000,000          8,232,517
(a,b,c)  Platinum Group Metals Ltd., 144A                             Canada              2,000,000          5,488,345
(a,b,c)  Platinum Group Metals Ltd., wts., 144A, 12/16/10             Canada              1,000,000          1,111,439
                                                                                                      ----------------
                                                                                                           229,650,453
                                                                                                      ----------------
SILVER MINES 3.0%

         Fresnillo PLC                                            United Kingdom          1,100,000         13,493,689
(b)      Fresnilio PLC, 144A                                      United Kingdom          2,336,100         28,656,916
(a)      Hecla Mining Co.                                          United States          1,200,000          7,164,000
         Hochschild Mining PLC                                    United Kingdom          3,600,000         13,749,430
(a)      Silver Wheaton Corp.                                         Canada                950,000         18,544,000
                                                                                                      ----------------
                                                                                                            81,608,035
                                                                                                      ----------------
TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
   (COST $1,261,594,465)                                                                                 2,623,045,118
                                                                                                      ----------------

FRANKLIN GOLD AND PRECIOUS METALS FUND

                                                                                            PRINCIPAL
                                                                                             AMOUNT(e)
                                                                                         ---------------
     CONVERTIBLE BONDS (COST $ 1,491,202) 0.1%
     NON-ENERGY MINERALS 0.1%
(b)  First Uranium Corp., cvt., senior secured note, 144A, 7.00%,
     3/31/13                                                                Canada            1,500,000 CAD $     1,482,738
                                                                                                           ----------------
     TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
        (COST $1,263,085,667)                                                                                 2,624,527,856
                                                                                                           ----------------

                                                                                             SHARES
                                                                                         ---------------
     SHORT TERM INVESTMENTS (COST $42,811,402) 1.6%
     MONEY MARKET FUNDS 1.6%
(f)  Institutional Fiduciary Trust Money Market
     Portfolio, 0.00%                                                   United States         42,811,402         42,811,402
                                                                                                           ----------------
     TOTAL INVESTMENTS (COST $1,305,897,069) 99.8%                                                            2,667,339,258
     OTHER ASSETS, LESS LIABILITIES 0.2%                                                                          4,016,475
                                                                                                           ----------------
     NET ASSETS 100.0%                                                                                     $  2,671,355,733
                                                                                                           ================

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At April 30, 2010, the aggregate value of these securities was $413,520,753, representing 15.48% of net assets.

(c)  See Note 5 regarding holdings of 5% voting securities.

(d)  See Note 4 regarding restricted securities.

(e)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN GOLD AND PRECIOUS METALS FUND

ABBREVIATIONS

CURRENCY

CAD   Canadian Dollar

SELECTED PORTFOLIO

ADR   American Depository Receipt
IDR   International Depository Receipt

FRANKLIN GOLD AND PRECIOUS METALS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

Under procedures approved by the Fund's Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approached in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as option-adjusted spreads, credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.

The Fund has procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Fund may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Fund. As a result, variances may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the

Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At April 30, 2010, a market event occurred resulting in a portion of the securities held by the Fund being fair valued.

Investments in open-end mutual funds are valued at the closing net asset value.

3. INCOME TAXES

At April 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $1,448,842,972
                                             ==============
Unrealized appreciation                      $1,360,322,776
Unrealized depreciation                        (141,826,490)
                                             --------------
Net unrealized appreciation (depreciation)   $1,218,496,286
                                             ==============

4. RESTRICTED SECURITIES

At April 30, 2010, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, as follows:

SHARES/WARRANTS   ISSUER                                            ACQUISITION DATE       COST           VALUE
---------------   -----------------------------------------------   ----------------   ------------   ------------
    8,850,000     (a) CGA Mining Ltd., 144A                             1/20/10        $ 18,709,460   $ 18,291,151
      500,000     (b) Guyana Goldfields Inc., wts., 144A, 6/10/12       6/05/09                  --      1,628,096
   14,000,000     (c) Nevsun Resources Ltd., 144A                       2/04/10          29,365,153     40,277,368
    4,000,000     (d) Romarco Minerals Inc., wts., 144A, 3/03/11        3/04/09                  --      6,098,200
                                                                                                      ------------
   TOTAL RESTRICTED SECURITIES (2.48% of Net Assets)                                                  $ 66,294,815
                                                                                                      ============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $31,462,122 as of April 30, 2010.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $38,136,622 as of April 30, 2010.

(c) The Fund also invests in unrestricted securities of the issuer, valued at $42,275,007 as of April 30, 2010.

(d) The Fund also invests in unrestricted securities of the issuer, valued at $53,529,888 as of April 30, 2010.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended April 30, 2010, were as shown below.

                                        NUMBER OF
                                    SHARES/WARRANTS                              NUMBER OF                                REALIZED
                                        HELD AT                               SHARES/WARRANTS     VALUE AT                 CAPITAL
                                        BEGINNING      GROSS         GROSS     HELD AT END OF      END OF    INVESTMENT     GAIN
NAME OF ISSUER                         OF PERIOD      ADDITIONS   REDUCTIONS       PERIOD          PERIOD      INCOME       (LOSS)
----------------------------------  ---------------  -----------  ----------  ---------------  ------------  ----------  -----------
NON-CONTROLLED AFFILIATES
Allied Gold Ltd. (AUD traded)                         10,986,059          --     10,986,059    $  3,959,579     $--      $        --
Allied Gold Ltd. (CAD traded)                 --       2,220,680          --      2,220,680         786,313      --               --
Allied Gold Ltd. (GBP traded)                 --       6,769,814          --      6,769,814       2,381,597      --               --
Allied Gold Ltd., 144A                        --      45,000,000          --     45,000,000      15,933,904      --               --
Anatolia Minerals Development Ltd.     3,500,000       4,149,700   1,500,000      6,149,700      28,489,316      --        2,926,274

Anatolia Minerals
   Development Ltd., 144A                     --       1,500,000          --      1,500,000       6,948,953      --               --
CGA Mining Ltd.                        6,724,000       4,000,000          --     10,724,000      23,310,750      --               --
CGA Mining Ltd., 144A                         --       8,850,000          --      8,850,000      18,291,151      --               --
CGA Mining Ltd., 144A                         --       3,750,000          --      3,750,000       8,151,372      --               --
Chalice Gold Mines Ltd.                       --       2,500,000          --      2,500,000       1,155,188      --               --
Chalice Gold Mines Ltd., 144A                 --      12,550,000          --     12,550,000       5,799,041      --               --
Guyana Goldfields Inc.                 2,500,000       1,700,500      92,900      4,107,600      28,442,514      --          333,982
Guyana Goldfields Inc., 144A           1,000,000         400,000          --      1,400,000       9,694,108      --               --
Guyana Goldfields Inc., wts.,
   144A, 6/10/12                         500,000              --          --        500,000       1,628,096      --               --
Nevsun Resources Ltd.                  8,094,600       1,732,400          --      9,827,000      28,996,754      --               --
Nevsun Resources Ltd., 144A                   --      14,000,000          --     14,000,000      40,277,368      --               --
Nevsun Resources Ltd., 144A                   --       4,500,000          --      4,500,000      13,278,253      --               --
Platinum Group Metals Ltd.             3,000,000              --          --      3,000,000       8,232,517      --               --
Platinum Group Metals Ltd., 144A       2,000,000              --          --      2,000,000       5,488,345      --               --
Platinum Group Metals Ltd.,
   wts., 144A, 12/16/10                1,000,000              --          --       1,000,000      1,111,439      --               --
Romarco Minerals Inc.                  9,779,600       5,852,100          --      15,631,700     32,902,368      --               --
Romarco Minerals Inc., 144A            8,000,000       1,800,000          --       9,800,000     20,627,520      --               --
Romarco Minerals Inc., wts.,
   144A, 3/03/11                       4,000,000                          --       4,000,000      6,098,200      --               --
St. Barbara Ltd.                      65,461,382      18,000,000          --      83,461,382     21,210,980      --               --
St. Barbara Ltd., 144A                        --      33,536,676          --      33,536,676      8,523,053      --               --
                                                                                               ------------     ---      -----------
   TOTAL AFFILIATED SECURITIES
   (12.79% of Net Assets)                                                                       $341,718,679    $--      $ 3,260,256
                                                                                                ============    ===      ===========

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010, in valuing the Fund's assets carried at fair value:

                                          LEVEL 1        LEVEL 2        LEVEL 3          TOTAL
                                      --------------   -----------   ------------   --------------
Assets:
   Investments in Securities
   Equity Securities:(a)
   Gold Exploration and Development   $  495,816,748   $ 8,636,385   $ 48,003,664   $  552,456,797
   Long Life Gold Mines                1,394,847,334            --     18,291,151    1,413,138,485
   Meduim Life Gold Mines                307,090,593     3,524,696             --      310,615,289
   Platinum & Palladium                  228,539,014     1,111,439             --      229,650,453
   All Other Equity Securities(b)        117,184,094            --             --      117,184,094
Convertible Bonds                                 --     1,482,738             --        1,482,738
Short Term Investments                    42,811,402            --             --       42,811,402
                                      --------------   -----------   ------------   --------------
   Total Investments in Securities    $2,586,289,185   $14,755,258   $ 66,294,815   $2,667,339,258
                                      --------------   -----------   ------------   --------------

(a)  Includes common stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

At April 30, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                    NET CHANGE IN
                                                                                                                      UNREALIZED
                                                      NET CHANGE IN                                                 APPRECIATION
                           BALANCE AT       NET        UNREALIZED         NET         TRANSFER IN     BALANCE     (DEPRECIATION) ON
                           BEGINNING      REALIZED     APPRECIATION    PURCHASES       (OUT) OF      AT END OF     ASSETS HELD AT
                           OF PERIOD    GAIN (LOSS)   (DEPRECIATION)    (SALES)         LEVEL 3       PERIOD          PERIOD END
                          -----------   -----------   --------------   -----------   ------------   -----------   -----------------
ASSETS
   Equity Securities:
   Gold Exploration and
      Development         $17,248,070       $--        $21,347,833     $29,365,163   $(19,957,392)  $48,003,674      $21,347,833
   Long Life Gold Mines            --        --           (418,309)     18,709,460             --   $18,291,151         (418,309)
                          -----------       ---        -----------     -----------   ------------   -----------      -----------
      Total               $17,248,070       $--        $20,929,524     $48,074,623   $(19,957,392)  $66,294,825      $20,929,524
                          ===========       ===        ===========     ===========   ============   ===========      ===========

7. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund believes the adoption of this Accounting Standards Update will not have a material impact on its financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/LAURA F. FERGERSON
   ------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   -----------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2010


By /s/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  June 25, 2010